Held for sale assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Major Classes of Assets and Liabilities Classified as Held for Sale

The major classes of assets and liabilities (after eliminating of inter-company payable of RMB6 million) of Shanghai Airlines Hotel classified as held for sale as at 31 December 2017 are as follows:

2017
RMB million
Assets
Property, plant and equipment	2
Other non-current assets	1
Trade and notes receivables	2
Cash and cash equivalents	11
Inventory	1

17
Provision for impairment of assets classified as held for sale	(3)

Assets classified as held for sale	14

Liabilities
Trade and bills payables	(2)
Other payables and accruals	(6)

Liabilities directly associated with the assets classified as held for sale	(8)

Net assets directly associated with the disposal group	6